SUPPLEMENT DATED FEBRUARY 12, 2004
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2003
                                       FOR
                    PERSPECTIVE FIXED AND VARIABLE ANNUITYSM
                            JNLNY SEPARATE ACCOUNT I


The following changes apply to the Prospectus listed above.

On February 12, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following funds:

JNL SERIES TRUST
         JNL/Curian Enhanced S&P 500 Stock Index Fund
         JNL/Curian S&P 500 Index Fund
         JNL/Curian S&P 400 Mid Cap Index Fund
         JNL/Curian Small Cap Index Fund

JNLNY VARIABLE FUND I LLC
         JNL/Curian The DowSM 10 Fund
         JNL/Curian The S&P(R) 10 Fund
         JNL/Curian Global 15 Fund
         JNL/Curian 25 Fund
         JNL/Curian Small-Cap Fund

JNLNY VARIABLE FUND I LLC
         JNL/Curian Technology Sector Fund
         JNL/Curian Pharmaceutical/Healthcare Sector Fund
         JNL/Curian Financial Sector Fund
         JNL/Curian Energy Sector Fund
         JNL/Curian Consumer Brands Sector Fund
         JNL/Curian Communications Sector Fund

The changes will be effective on February 18, 2004. The new sub-adviser will be Mellon Capital Management Corporation (Mellon Capital). Mellon Capital is located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.


On pages 5 and 6 the fees for the following funds should be deleted and replaced with the following:

The fees are as follows:

                                                           MANAGEMENT      ESTIMATED
                                                               AND        DISTRIBUTION    12B-1                   TOTAL FUND
                                                         ADMINISTRATIVE     (12B-1)     SERVICE        OTHER        ANNUAL
                                                              FEE*           FEES**        FEE*      EXPENSES      EXPENSES
  ------------------------------------------------------ ---------------- ------------- ----------- ------------ -------------
  JNL/Mellon Capital Management Enhanced S&P 500              0.58%           0.01%        0.20%         0%            0.79%
  Stock Index Fund
  JNL/ Mellon Capital Management S&P 500 Index Fund           0.39%           0.01%        0.20%         0%            0.60%
  JNL/ Mellon Capital Management S&P 400 Mid Cap
  Index Fund                                                  0.39%           0.01%        0.20%         0%            0.60%
  JNL/ Mellon Capital Management Small Cap Index Fund         0.39%           0.02%        0.20%         0%            0.61%
  JNL/Mellon Capital Management The DowSM 10 Fund             0.46%            0%          0.20%      0.01%            0.67%
  JNL/Mellon Capital Management The S&P(R)10 Fund             0.47%            0%          0.20%      0.01%            0.68%
  JNL/Mellon Capital Management Global 15 Fund                0.52%            0%          0.20%      0.01%            0.73%
  JNL/Mellon Capital Management 25 Fund                       0.47%            0%          0.20%      0.01%            0.68%
  JNL/Mellon Capital Management Select Small-Cap Fund         0.46%            0%          0.20%      0.01%            0.67%
  JNL/Mellon Capital Management Communications Sector Fund    0.52%            0%          0.20%      0.01%            0.73%
  JNL/Mellon Capital Management Consumer Brands Sector
  Fund                                                        0.52%            0%          0.20%      0.02%            0.74%
  JNL/Mellon Capital Management Energy Sector Fund            0.52%            0%          0.20%      0.02%            0.74%
  JNL/Mellon Capital Management Financial Sector Fund         0.52%            0%          0.20%      0.01%            0.73%
  JNL/Mellon Capital Management
  Pharmaceutical/Healthcare     Sector Fund                   0.52%            0%          0.20%      0.02%            0.74%
  JNL/Mellon Capital Management Technology Sector Fund        0.52%            0%          0.20%      0.01%            0.73%
  ------------------------------------------------------ ---------------- ------------- ----------- ------------ -------------


All Dow Jones and Standard and Poor's licensing agreements have been licensed to Jackson National Life Insurance Company.

The following should be added to page 6:

S&P NAME. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500," "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

DOW JONES NAME. "Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM" and "The Dow 10SM Index" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The Dow SM 10 Fund. Please see Appendix A for additional information. The JNL/ Mellon Capital Management The DowSM 10 Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

JNL/ Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

The fund objectives have been changed to the following:

JNL/MELLON CAPITAL MANAGEMENT ENHANCED S&P 500 STOCK INDEX FUND

The investment objective of the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund is to exceed the performance of the S&P 500 Index by tilting towards stocks having higher expected return while maintaining overall index characteristics.

JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND

The investment objective of the JNL/Mellon Capital Management The DowSM 10 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT THE S&P(R) 10 FUND

The investment objective of the JNL/Mellon Capital Management The S&P(R) 10 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT GLOBAL 15 FUND

The investment objective of the JNL/Mellon Capital Management Global 15 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT 25 FUND

The investment objective of the JNL/Mellon Capital Management 25 Fund is total return through a combination of capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT SELECT SMALL-CAP FUND

The investment objective of the JNL/Mellon Capital Management Small-Cap Fund is total return through capital appreciation.

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

The objective of the JNL/Mellon Capital Management Communications Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

The objective of the JNL/Mellon Capital Management Energy Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

The objective of the JNL/Mellon Capital Management Financial Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

The objective of the JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

The objective of the JNL/Mellon Capital Management Technology Sector Fund is total return through capital appreciation and dividend income.

The names of the funds will be changed to reflect the new sub-adviser and the name of the JNL/Curian Small-Cap Fund will be changed to JNL/Mellon Capital Management Select Small-Cap Fund.




(To be used with NV3174CE Rev. 05/03)